Derivatives and Hedging Instruments - Credit Default Swaps, Futures and Currency Forward Contracts (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Derivative [Line Items]
Net gains (losses)	$ 626
Credit default swaps
Derivative [Line Items]
Net gains (losses)	181
Futures contracts
Derivative [Line Items]
Net gains (losses)	(127)
Futures contracts | Long positions
Derivative [Line Items]
Gross Notional Amount	34,502
Assets	32
Liabilities	5
Futures contracts | Short positions
Derivative [Line Items]
Gross Notional Amount	(32,316)
Assets	6
Liabilities	121
Currency forward contracts
Derivative [Line Items]
Net gains (losses)	572
Currency forward contracts | Long positions | United States of America, Dollars
Derivative [Line Items]
Gross Notional Amount	1,428
Assets	0
Liabilities	13
Currency forward contracts | Long positions | United Kingdom, Pounds
Derivative [Line Items]
Gross Notional Amount	1,278
Assets	19
Liabilities	0
Currency forward contracts | Short positions | United States of America, Dollars
Derivative [Line Items]
Gross Notional Amount	(3,233)
Assets	60
Liabilities	0
Currency forward contracts | Short positions | United Kingdom, Pounds
Derivative [Line Items]
Gross Notional Amount	(4,418)
Assets	12
Liabilities	0
Credit default swaps, futures contracts and currency forward contracts
Derivative [Line Items]
Gross Notional Amount	(2,759)
Assets	129
Liabilities	$ 139